Putnam Sustainable Retirement 2050 Fund
The fund's portfolio
4/30/24 (Unaudited)

EQUITY INVESTMENT COMPANIES (82.7%)(a)
	Shares	Value
Putnam PanAgora ESG Emerging Markets Equity ETF(AFF)	301,680	$6,205,105
Putnam PanAgora ESG International Equity ETF(AFF)	1,006,086	22,450,205
Putnam Sustainable Future ETF(AFF)	1,264,510	29,013,929
Putnam Sustainable Leaders ETF(AFF)	2,043,633	60,193,781

Total equity investment companies (cost $100,225,181)		$117,863,020

FIXED INCOME INVESTMENT COMPANIES (16.9%)(a)
	Shares	Value
Putnam ESG Core Bond ETF(AFF)	373,026	$17,581,312
Putnam ESG High Yield ETF(AFF)	119,489	5,984,009
Putnam ESG Ultra Short ETF(AFF)	11,904	600,259

Total fixed income investment companies (cost $24,709,649)		$24,165,580

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 5.04%(AFF)	637,283	$637,283

Total short-term investments (cost $637,283)		$637,283
TOTAL INVESTMENTS

Total investments (cost $125,572,113)		$142,665,883

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $142,601,599.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
							Valuation inputs
	Investments in securities:						Level 1	Level 2	Level 3
	Equity Investment Companies						$117,863,020	$—	$—
	Fixed Income Investment Companies						24,165,580	—	—
	Short-Term Investments						637,283	—	—

	Totals by level						$142,665,883	$—	$—
	Affiliated transactions
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 04/30/24	Fair value as of 4/30/24
	Putnam PanAgora ESG Emerging Markets Equity ETF	$4,531,187	$1,839,672	$152,849	$94,509	$—	$1,271	$(14,176)	301,680	$6,205,105
	Putnam PanAgora ESG International Equity ETF	16,181,723	5,983,834	569,714	600,854	—	38,254	816,108	1,006,086	22,450,205
	Putnam Sustainable Future ETF	20,608,433	7,713,062	2,847,435	—	—	541,268	2,998,601	1,264,510	29,013,929
	Putnam Sustainable Leaders ETF	42,262,450	17,080,150	7,485,303	276,381	—	1,666,840	6,669,644	2,043,633	60,193,781
	Putnam ESG Core Bond ETF	11,716,594	10,543,578	4,224,432	470,849	6,364	(71,808)	(382,620)	373,026	17,581,312
	Putnam ESG High Yield ETF	3,955,012	2,193,612	146,405	276,008	—	733	(18,943)	119,489	5,984,009
	Putnam ESG Ultra Short ETF	3,716,044	1,855,191	4,967,722	128,925	—	4,684	(7,938)	11,904	600,259
	Putnam Government Money Market Fund Class G*	—	20,907,890	20,270,607	17,943	—	—	—	637,283	637,283
	Putnam Government Money Market Fund Class P*	274,111	1,260,166	1,534,277	2,447	—	—	—	—	—

	Totals	$103,245,554	$69,377,155	$42,198,744	$1,867,916	$6,364	$2,181,242	$10,060,676		$142,665,883
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com